Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Borrowings
Short-term Borrowings

9.Short-term Borrowings

Short-term borrowings represented RMB denominated borrowings obtained from financial institutions with repayment terms of less than three months. These borrowings outstanding as of December 31, 2018 and December 31, 2019 bore weighted average interest rates of 10.00% per annum and 10.00% per annum and were secured by other receivables of RMB1,000 and nil, respectively.